NXJ
Nuveen New Jersey Quality Muncipal Income Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.5% (100.0% of Total Investments)
	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$2,460	5.000%, 1/01/32 (4)	6/21 at 100.00	Caa3	$1,733,759
1,485	5.125%, 1/01/37 (4)	6/21 at 100.00	Caa3	984,733
3,945	Total Consumer Discretionary			2,718,492
	Consumer Staples – 5.0% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,695	4.000%, 6/01/37	6/28 at 100.00	A-	10,102,199
1,365	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,631,148
11,680	5.250%, 6/01/46	6/28 at 100.00	BBB+	14,232,313
7,430	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	8,735,451
29,170	Total Consumer Staples			34,701,111
	Education and Civic Organizations – 19.7% (13.2% of Total Investments)
1,250	Atlantic County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II, Series 2021A, 4.000%, 7/01/47 – AGM Insured	7/31 at 100.00	AA	1,479,737
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	1,934,029
	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A:
1,400	4.000%, 8/01/51 – BAM Insured	8/31 at 100.00	AA	1,660,918
2,600	4.000%, 8/01/56 – BAM Insured	8/31 at 100.00	AA	3,071,874
1,000	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50	1/28 at 100.00	BBB-	1,144,590
175	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	188,482
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,327,940

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
$500	5.000%, 6/01/32	12/27 at 100.00	A	$589,965
820	3.000%, 6/01/32	12/27 at 100.00	A	842,960
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,211,661
5,950	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	6,666,023
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	A+	2,793,336
1,600	5.000%, 7/01/33	7/25 at 100.00	A+	1,862,464
1,000	5.000%, 7/01/34	7/25 at 100.00	A+	1,162,360
7,280	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Refunding Series 2021C, 5.000%, 3/01/30	No Opt. Call	AAA	9,783,082
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0099, 13.419%, 7/01/39, 144A (IF)	7/21 at 100.00	AAA	4,386,717
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0149, 13.667%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	AAA	5,592,800
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	574,827
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,097,407
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,150	5.000%, 7/01/32	7/21 at 100.00	BB+	1,151,932
740	5.000%, 7/01/37	7/21 at 100.00	BB+	741,080
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
330	3.750%, 7/01/37	7/27 at 100.00	BB+	322,575
3,830	4.000%, 7/01/42	7/27 at 100.00	BB+	3,808,284
4,205	5.000%, 7/01/47	7/27 at 100.00	BB+	4,441,447
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	BBB+	1,354,512
775	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D, 3.500%, 7/01/44	7/27 at 100.00	BBB+	826,956
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
685	5.000%, 7/01/38	7/23 at 100.00	BBB+	732,060
1,935	5.000%, 7/01/43	7/23 at 100.00	BBB+	2,065,303
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/46	7/26 at 100.00	BBB+	2,030,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$860	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	$986,377
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
1,060	5.000%, 7/01/37	7/27 at 100.00	BBB+	1,260,891
2,500	5.000%, 7/01/42	7/27 at 100.00	BBB+	2,950,225
3,160	5.000%, 7/01/47	7/27 at 100.00	BBB+	3,688,415
1,050	4.000%, 7/01/47	7/27 at 100.00	BBB+	1,158,906
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	1,045,785
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C, 5.000%, 7/01/40	7/25 at 100.00	A3	5,136,475
	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B:
2,000	5.000%, 7/01/42 – AGM Insured	7/27 at 100.00	AA	2,421,600
2,420	5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	2,919,875
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151:
436	11.842%, 12/01/23 (AMT), 144A (IF)	12/22 at 100.00	Aaa	499,482
390	12.058%, 12/01/24 (AMT), 144A (IF)	12/22 at 100.00	Aaa	444,421
265	12.401%, 12/01/25 (AMT), 144A (IF)	12/22 at 100.00	Aaa	302,013
80	12.499%, 12/01/26 (AMT), 144A (IF)	12/22 at 100.00	Aaa	90,719
1,165	13.815%, 12/01/27 (AMT), 144A (IF)	12/23 at 100.00	Aaa	1,450,635
1,165	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40 (AMT)	12/29 at 100.00	AA	1,183,023
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A:
2,500	3.750%, 12/01/30 (AMT)	6/28 at 100.00	Aaa	2,702,650
2,560	4.000%, 12/01/32 (AMT)	6/28 at 100.00	Aaa	2,787,661
2,000	4.000%, 12/01/33 (AMT)	6/28 at 100.00	Aaa	2,172,300
2,135	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	2,310,305
1,230	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51 (AMT)	12/29 at 100.00	BBB	1,242,669
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
4,765	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	4,966,131
1,105	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	1,169,311
2,030	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	2,196,298
765	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT)	12/28 at 100.00	Aa1	842,594
615	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (AMT)	12/21 at 100.00	Aaa	630,289

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
$1,445	4.250%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	$1,516,542
475	4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	497,871
500	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	531,885
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
139	3.500%, 12/01/23 (AMT)	12/22 at 100.00	Aaa	144,112
465	3.750%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	481,396
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
3,630	4.000%, 12/01/28 (AMT)	12/24 at 100.00	Aaa	3,893,102
2,010	4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,141,554
7,070	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	7,647,124
4,795	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	4,935,062
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	2,664,711
122,230	Total Education and Civic Organizations			136,858,091
	Financials – 0.4% (0.3% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
1,365	5.750%, 10/01/21	No Opt. Call	Ba2	1,375,429
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,649,985
2,865	Total Financials			3,025,414
	Health Care – 20.9% (14.1% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	195,545
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	245,126
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,466,520
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,534,081
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,529,400
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,744,225
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,333,390
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,095,360
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,134,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	$6,497,659
225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	6/21 at 100.00	AA-	225,740
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,006,400
3,425	6.250%, 7/01/35	7/21 at 100.00	BB+	3,436,200
3,550	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	6/21 at 100.00	BB+	3,560,473
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	1,203,933
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	2,814,542
11,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	12,495,890
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700	5.000%, 7/01/28	7/27 at 100.00	AA-	872,242
4,140	5.000%, 7/01/57	7/27 at 100.00	AA-	4,942,912
1,310	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	1,370,181
12,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (5)	7/27 at 100.00	AA-	14,620,013
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	AA-	3,152,070
3,000	5.000%, 7/01/26	7/22 at 100.00	AA-	3,151,050
2,500	5.000%, 7/01/27	7/22 at 100.00	AA-	2,625,050
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,559,316
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	AA	1,009,006
1,055	5.000%, 7/01/33	7/26 at 100.00	AA	1,280,760
1,370	5.000%, 7/01/34	7/26 at 100.00	AA	1,660,878
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	AA-	4,817,905
5,955	5.000%, 7/01/43	7/24 at 100.00	AA-	6,768,751
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	4,347,153

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,320	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	$5,165,683
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,600	3.000%, 7/01/32	7/26 at 100.00	BBB-	1,695,712
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,270,621
1,600	5.000%, 7/01/35	7/26 at 100.00	BBB-	1,879,888
2,700	5.000%, 7/01/36	7/26 at 100.00	BBB-	3,166,938
3,095	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,611,587
5,600	4.000%, 7/01/48	7/26 at 100.00	BBB-	6,180,608
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	2,478,360
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,528,805
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,489,423
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
2,055	4.000%, 7/01/44	7/29 at 100.00	A+	2,391,630
8,140	3.000%, 7/01/49	7/29 at 100.00	A+	8,681,799
130,000	Total Health Care			145,237,295
	Housing/Multifamily – 3.9% (2.6% of Total Investments)
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	B	1,970,202
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	Ba3	1,998,990
6,575	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB-	6,990,540
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,165	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	2,236,142
1,235	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,275,693
1,235	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,274,372
4,320	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	4,554,360
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
1,125	3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	1,229,074
1,750	4.250%, 11/01/37 (AMT)	5/26 at 100.00	AA-	1,916,547

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A:
$1,150	2.300%, 11/01/40	11/29 at 100.00	AA-	$1,161,810
500	2.450%, 11/01/45	11/29 at 100.00	AA-	505,055
1,000	2.550%, 11/01/50	11/29 at 100.00	AA-	1,009,890
1,000	2.625%, 11/01/56	11/29 at 100.00	AA-	1,009,730
25,800	Total Housing/Multifamily			27,132,405
	Housing/Single Family – 6.7% (4.5% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
6,055	3.600%, 4/01/33	10/27 at 100.00	AA	6,629,741
3,760	3.750%, 10/01/35	10/27 at 100.00	AA	4,154,537
3,240	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	3,539,830
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C:
5,105	3.500%, 10/01/34 (UB) (5)	4/28 at 100.00	AA	5,574,252
5,100	3.850%, 10/01/39 (UB) (5)	4/28 at 100.00	AA	5,608,521
3,475	3.950%, 10/01/44 (UB) (5)	4/28 at 100.00	AA	3,796,437
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E:
5,745	2.050%, 10/01/35	4/29 at 100.00	AA	5,837,609
7,450	2.250%, 10/01/40	4/29 at 100.00	AA	7,582,759
3,830	2.400%, 10/01/45	4/29 at 100.00	AA	3,897,025
43,760	Total Housing/Single Family			46,620,711
	Long-Term Care – 1.8% (1.2% of Total Investments)
1,110	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	1,139,604
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	5,244,500
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	1,519,500
2,755	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	2,790,567
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	1,409,603
11,725	Total Long-Term Care			12,103,774
	Tax Obligation/General – 11.1% (7.5% of Total Investments)
5,000	Cherry Hill Township, Camden County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2020B, 2.000%, 10/27/21	No Opt. Call	N/R	5,036,650

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$440	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2018, 3.125%, 1/15/32 – BAM Insured	1/28 at 100.00	AA	$487,366
2,920	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	3,348,656
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	4,480,215
680	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	731,286
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
1,340	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	1,472,325
1,110	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	1,225,162
1,255	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	1,393,050
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
375	3.250%, 8/01/34	8/25 at 100.00	AA	407,449
1,040	5.000%, 8/01/42	8/25 at 100.00	AA	1,207,960
2,000	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020, 4.000%, 10/01/51	10/30 at 100.00	AA	2,368,900
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	12,197,658
3,700	5.250%, 5/01/51	5/26 at 100.00	AA	4,419,539
	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A:
1,000	5.000%, 11/01/29	11/27 at 100.00	AA-	1,254,540
515	5.000%, 11/01/31	11/27 at 100.00	AA-	641,669
440	5.000%, 11/01/33	11/27 at 100.00	AA-	546,291
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	6/21 at 100.00	AA-	1,103,069
3,825	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020A, 2.000%, 7/12/21	No Opt. Call	N/R	3,833,300
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	847,218
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	490,835
610	5.000%, 9/01/29	9/22 at 100.00	A+	643,812
300	5.000%, 9/01/31	9/22 at 100.00	A+	316,551
250	3.625%, 9/01/34	9/22 at 100.00	A+	256,163
2,190	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	2,490,709

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
$3,000	3.000%, 6/01/32	No Opt. Call	A3	$3,441,570
3,045	4.000%, 6/01/32	No Opt. Call	A3	3,877,807
3,040	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	3,079,459
2,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	2,020,820
	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020:
500	4.000%, 1/15/23	No Opt. Call	AA-	530,960
400	4.000%, 1/15/25	No Opt. Call	AA-	450,740
500	4.000%, 1/15/26	No Opt. Call	AA-	575,475
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	5,293,660
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,522,973
2,170	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	2,383,116
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,891,387
69,625	Total Tax Obligation/General			77,268,340
	Tax Obligation/Limited – 36.6% (24.7% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	4,653,782
1,000	Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds, Boro Ridgefield Project, County Guaranteed Series 2020, 4.000%, 10/15/42	10/30 at 100.00	Aaa	1,209,770
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	2,853,960
2,230	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,757,886
1,500	Gloucester County Improvement Authority, New Jersey, Loan Revenue Bonds, Rowan University Fossil Park and Student Center Projects, Series 2021, 4.000%, 7/01/51 – BAM Insured	7/30 at 100.00	AA	1,751,100
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	BB	5,149,745
3,020	5.125%, 1/01/42	1/22 at 100.00	BB	3,105,164
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	BB	513,735

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$310	5.000%, 6/15/21	No Opt. Call	BBB	$310,533
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB	6,649,984
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB	3,608,760
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB	8,217,593
415	5.000%, 6/15/29	6/22 at 100.00	BBB	428,724
5,445	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	Baa1	6,400,597
5,495	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	5,839,427
6,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	Baa1	7,139,520
6,385	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/27	6/24 at 100.00	Baa1	7,238,994
11,345	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	Baa1	13,035,405
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
1,300	5.000%, 6/15/31	12/30 at 100.00	Baa1	1,688,596
1,000	5.000%, 6/15/32	12/30 at 100.00	Baa1	1,294,650
105	4.000%, 6/15/50	12/30 at 100.00	Baa1	119,934
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	Baa1	5,677,800
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,345,073
655	5.000%, 6/15/30	6/26 at 100.00	A+	775,821
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	Baa1	27,155,248
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	Baa1	8,753,346
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	30,225,175
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	30,591,833
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	3,928,153
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	Baa1	8,119,720
1,090	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	1,143,181
45	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	48,677

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
$1,150	5.000%, 12/15/35	12/28 at 100.00	Baa1	$1,432,509
440	5.000%, 12/15/36	12/28 at 100.00	Baa1	546,652
4,950	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	Baa1	5,713,488
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
5,840	3.500%, 6/15/46	12/28 at 100.00	Baa1	6,281,504
2,900	4.000%, 6/15/50	12/28 at 100.00	Baa1	3,247,768
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
1,025	4.000%, 6/15/45	12/30 at 100.00	Baa1	1,177,120
1,615	5.000%, 6/15/45	12/30 at 100.00	Baa1	2,014,696
2,200	5.000%, 6/15/50	12/30 at 100.00	Baa1	2,729,606
3,570	3.000%, 6/15/50	12/30 at 100.00	Baa1	3,726,509
1,320	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 4.000%, 6/15/34	6/31 at 100.00	Baa1	1,581,743
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	4,239,940
4,005	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa1	4,094,592
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	24.969%, 5/01/28, 144A (IF) (5)	No Opt. Call	Aaa	737,443
285	25.055%, 5/01/29, 144A (IF) (5)	No Opt. Call	Aaa	785,962
200	25.055%, 5/01/30, 144A (IF) (5)	No Opt. Call	Aaa	581,666
370	24.790%, 5/01/31, 144A (IF) (5)	No Opt. Call	Aaa	1,127,150
385	24.928%, 5/01/32, 144A (IF) (5)	No Opt. Call	Aaa	1,242,780
400	24.933%, 5/01/33, 144A (IF) (5)	No Opt. Call	Aaa	1,355,724
415	25.055%, 5/01/34, 144A (IF) (5)	No Opt. Call	Aaa	1,476,246
3,975	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2019-XG0221, 17.980%, 3/01/34, 144A (IF) (5)	No Opt. Call	AA+	8,805,221
252,645	Total Tax Obligation/Limited			254,630,205
	Transportation – 23.2% (15.6% of Total Investments)
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	2,556,888
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,426,144
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,300,886
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,584,914

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,580	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	$2,957,557
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,119,010
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	3,147,966
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
2,005	5.000%, 7/01/28	No Opt. Call	A1	2,565,999
1,520	5.000%, 7/01/29	No Opt. Call	A1	1,986,883
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
2,820	5.000%, 7/01/42	7/27 at 100.00	A1	3,425,482
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	12,292,534
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/28	No Opt. Call	A1	1,343,790
1,350	5.000%, 7/01/29	No Opt. Call	A1	1,764,666
950	5.000%, 7/01/30	7/29 at 100.00	A1	1,239,513
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	7,826,930
2,325	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	2,927,640
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A	1,925,352
1,635	5.000%, 1/01/25	1/23 at 100.00	A	1,745,117
1,875	5.000%, 1/01/26	1/23 at 100.00	A	1,997,156
3,525	5.000%, 1/01/27	1/23 at 100.00	A	3,747,110
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB+	6,254,930
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
775	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	820,950
1,800	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,907,154
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,525,670
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
5,660	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Baa3	6,642,689
7,440	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	8,578,990
5,750	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/21	No Opt. Call	A	5,822,565

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$6,570	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	$7,500,312
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	4,034,613
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
2,275	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R	2,756,367
1,350	17.497%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+	1,635,647
2,050	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A, 4.000%, 1/01/42	1/31 at 100.00	A+	2,453,809
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	6/21 at 100.00	A2	2,759,377
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	8,015,512
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (AMT)	1/23 at 100.00	Aa3	5,216,500
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000	4.000%, 11/01/41 (AMT) (UB) (5)	11/29 at 100.00	Aa3	9,388,160
4,000	4.000%, 11/01/47 (AMT) (UB) (5)	11/29 at 100.00	Aa3	4,645,640
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019:
4,500	4.000%, 9/01/38 (AMT) (UB) (5)	9/29 at 100.00	Aa3	5,303,475
2,500	4.000%, 9/01/39 (AMT) (UB) (5)	9/29 at 100.00	Aa3	2,939,900
1,040	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	BBB+	1,305,793
141,440	Total Transportation			161,389,590
	U.S. Guaranteed – 11.2% (7.5% of Total Investments) (6)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 (Pre-refunded 9/01/24) – AGM Insured	9/24 at 100.00	AA	2,566,560
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
2,150	5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	2,262,767
650	4.000%, 7/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	677,079
625	4.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	651,037
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	26,980
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 18.143%, 6/15/46 (Pre-refunded 6/15/23), 144A (IF) (5)	6/23 at 100.00	Aa3	3,418,636
655	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	782,640

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
$2,475	5.000%, 7/01/38 (Pre-refunded 7/01/23)	7/23 at 100.00	A	$2,725,346
3,250	5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A	3,578,737
70	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Refunding Series 2012A-R, 4.000%, 9/01/21 (ETM)	No Opt. Call	N/R	70,673
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	30,227
2,055	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A+	2,351,619
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
4,165	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	4,666,133
3,375	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,550,129
1,500	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,577,835
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	609,124
2,570	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	2,840,441
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	303,240
1,285	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,426,890
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	7,703,671
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
175	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	184,081
400	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	420,980
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,616,858
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28 (Pre-refunded 1/01/23)	1/23 at 100.00	A+	8,209,483
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
1,455	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,526,339
2,365	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	2,479,726
225	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	236,032
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2	15,706,944
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 18.183%, 5/01/43 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	Aa3	2,982,166

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015:
$1,000	5.000%, 2/15/34 (Pre-refunded 2/15/25)	2/25 at 100.00	AA	$1,171,720
1,395	5.000%, 2/15/35 (Pre-refunded 2/15/25)	2/25 at 100.00	AA	1,634,549
72,260	Total U.S. Guaranteed			77,988,642
	Utilities – 7.6% (5.1% of Total Investments)
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (AMT)	6/22 at 100.00	Baa2	1,035,150
1,225	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,269,688
1,925	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	1,951,141
15,670	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	16,044,200
2,355	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	2,605,902
3,505	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (AMT) (Mandatory Put 6/01/23)	No Opt. Call	A+	3,549,023
	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A:
65	3.250%, 9/01/31	No Opt. Call	N/R	65,493
1,585	3.250%, 9/01/31	No Opt. Call	N/R	1,597,410
5,220	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1, 3.000%, 9/01/34, (WI/DD, Settling 6/10/21)	9/30 at 100.00	AAA	5,984,730
2,700	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	3,749,301
1,555	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	1,640,945
13,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29	No Opt. Call	A	13,562,770
49,805	Total Utilities			53,055,753
$955,270	Total Long-Term Investments (cost $931,169,489)			1,032,729,823
	Floating Rate Obligations – (5.0)%			(34,450,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (45.0)% (7)			(312,575,990)
	Other Assets Less Liabilities – 1.5%			9,574,591
	Net Asset Applicable to Common Shares – 100%			$695,278,424
Investments in Derivatives

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,032,729,823	$ —	$1,032,729,823

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.